Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2019
Registrant Name	dei_EntityRegistrantName	iSHARES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001100663
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 12, 2020
Document Effective Date	dei_DocumentEffectiveDate	Feb. 12, 2020
Prospectus Date	rr_ProspectusDate	Dec. 30, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A